Summary Of Significant Accounting And Reporting Policies (Details) $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) branch	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Mar. 31, 2014 USD ($)
Condensed Financial Statements, Captions [Line Items]
Past Due Threshold in Days	30 days
Gain on divestiture of business, net of tax	$ 5.8
Other real estate, foreclosed assets, and repossessed assets	$ 4.6	$ 6.5
Amount of tax benefit that is greater than	50.00%
Investments in affordable housing limited partnerships	$ 0.3	0.5
Cash paid for interest	13.1	11.8	$ 12.1
Income taxes paid	$ 16.3	$ 26.3	$ 23.0
Held-to-maturity securities, transferred security, at carrying value				$ 83.4
City National
Condensed Financial Statements, Captions [Line Items]
Number of offices | branch	85
Residential real estate
Condensed Financial Statements, Captions [Line Items]
Threshold period past due for write-off of financing receivable	120 days
Commercial Industrial Loans And Commercial Real Estate
Condensed Financial Statements, Captions [Line Items]
Threshold period past due for write-off of financing receivable	120 days
Consumer Loan
Condensed Financial Statements, Captions [Line Items]
Threshold period past due for write-off of financing receivable	120 days